INVESTMENTS IN ASSOCIATES - RECONCILIATION OF SUMMARISED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of associates [line items]
(Loss)/profit for the year	¥ (973,963)	$ (152,836)	[1]	¥ (558,100)	¥ 747,964
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Opening net assets	245,503			216,301	239,651
(Loss)/profit for the year	14,114			29,202	(23,350)
Increase in net assets arising from capital injection by other shareholder	0			0	0
Closing net assets	¥ 259,617			¥ 245,503	¥ 216,301
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 127,213			¥ 120,296	¥ 105,987
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Opening net assets	156,230			140,203	131,217
(Loss)/profit for the year	54,062			16,027	8,986
Increase in net assets arising from capital injection by other shareholder	191,531			0	0
Closing net assets	¥ 401,823			¥ 156,230	¥ 140,203
Percentage of ownership interest	24.42%	24.42%		49.00%	49.00%
Carrying value	¥ 98,125			¥ 76,552	¥ 68,699
Associates [member]
Disclosure of associates [line items]
Opening net assets	401,733			356,504	370,868
(Loss)/profit for the year	68,176			45,229	(14,364)
Increase in net assets arising from capital injection by other shareholder	191,531			0	0
Closing net assets	¥ 661,440			¥ 401,733	¥ 356,504
Percentage of ownership interest	0.00%	0.00%		0.00%	0.00%
Carrying value	¥ 225,338			¥ 196,848	¥ 174,686

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.